UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21910
Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: August 31

Date of reporting period: September 1, 2012 to November 30, 2012

Item 1.                      Schedule of Investments.
                  Attached hereto.

ABCS Guggenheim ABC High Dividend ETF
Portfolio of Investments
November 30, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.1%
	Common Stocks - 58.6%
	Australia - 20.4%
246,480	APN News & Media Ltd.	$77,142
107,090	Billabong International Ltd.(a)	102,784
98,384	David Jones Ltd.(b)	255,571
359,195	Goodman Fielder Ltd.(a)	251,069
77,145	GWA Group Ltd.	136,819
116,076	Myer Holdings Ltd.(b)	262,779
248,038	Pacific Brands Ltd.	153,966
131,949	Seven West Media Ltd.	223,691
265,393	SP AusNet	293,483
106,655	Tabcorp Holdings Ltd.	311,550
		2,068,854

	Brazil - 17.0%
58,642	Banco Santander Brasil SA, ADR	392,315
76,960	Cia Siderurgica Nacional SA, ADR	371,717
15,272	CPFL Energia SA, ADR	333,541
30,572	Ultrapar Participacoes SA, ADR	628,560
		1,726,133

	Canada - 21.2%
15,134	AGF Management Ltd., Class B	134,528
20,448	Bonavista Energy Corp.(b)	339,239
12,657	Canfor Pulp Products, Inc.	104,482
33,558	Chorus Aviation, Inc., Class B	129,050
23,846	Enerplus Corp.(b)	318,795
10,036	Freehold Royalties Ltd.	213,076
23,794	Just Energy Group, Inc.(b)	210,070
58,849	Pengrowth Energy Corp.(b)	306,286
15,665	PetroBakken Energy Ltd., Class A(b)	169,211
22,903	Superior Plus Corp.	230,563
		2,155,300

	Total Common Stocks - 58.6%
	(Cost $7,353,743)	5,950,287

	Preferred Stocks - 40.5%
	Brazil - 40.5%
14,327	Braskem SA, ADR	186,538
29,618	Cia de Bebidas das Americas, ADR	1,232,405
43,459	Cia Energetica de Minas Gerais, ADR	531,938
99,486	Oi SA, ADR(b)	377,052
25,544	Telefonica Brasil SA, ADR	560,435
71,830	Vale SA, ADR	1,227,575
	(Cost $4,496,418)	4,115,943

	Total Long-Term Investments - 99.1%
	(Cost $11,850,161)	10,066,230

	Investments of Collateral for Securities Loaned - 19.5%
1,979,893	BNY Mellon Securities Lending Overnight Fund, 0.2159%(c) (d)	1,979,893
	(Cost $1,979,893)

	Total Investments - 118.6%
	(Cost $13,830,054)	12,046,123
	Liabilities in excess of Other Assets - (18.6%)	(1,890,615)
	Net Assets - 100.0%	$10,155,508

ADR - American Depositary Receipt
SA - Corporation

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at November 30, 2012.
(c)	At November 30, 2012, the total market value of the Fund's securities on loan was $1,884,485 and the total market value of the collateral held by the Fund was $1,979,893.
(d)	Interest rate shown reflects yield as of November 30, 2012.

See previously submitted notes to financial statements for the year ended August 31, 2012.

Summary of Investments by Sector Classification*
Basic Materials	25.0%
Consumer, Non-Cyclical	14.7%
Consumer, Cyclical	14.4%
Utilities	13.6%
Energy	13.4%
Communications	12.3%
Finance	5.2%
Industrial	1.4%

* Subject to change daily. Based on long-term investments.
Securities are classified by sectors that represent broad groupings of related industries.

At November 30, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$13,901,131	$443,823	$(2,298,831)	$(1,855,008)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, whichare then discounted to calculate a security's fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets.  The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities.  The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at November 30, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of November 30, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$5,950	$-	$-	$5,950
Preferred Stocks	4,116	-	-	4,116
Investments of Collateral for Securities Loaned	1,980	-	-	1,980
Total	$12,046	$-	$-	$12,046

During the three months ended November 30, 2012, there were no transfers between levels.

FAA Guggenheim Airline ETF
Portfolio of Investments
November 30, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 98.3%
	Australia - 1.4%
167,970	Qantas Airways Ltd.(a)	$232,186

	Canada - 1.5%
12,349	Westjet Airlines Ltd.	234,213

	Chile - 4.4%
31,377	Latam Airlines Group SA, ADR(b)	695,000

	France - 1.4%
25,189	Air France-KLM(a)	230,898

	Germany - 4.4%
42,358	Deutsche Lufthansa AG	702,959

	Hong Kong - 1.4%
132,000	Cathay Pacific Airways Ltd.	231,978

	Ireland - 1.5%
6,823	Ryanair Holdings PLC, ADR	234,916

	Japan - 4.4%
328,000	All Nippon Airways Co. Ltd.(b)	703,965

	Panama - 1.5%
2,519	Copa Holdings SA, Class A	238,902

	Singapore - 1.5%
27,000	Singapore Airlines Ltd.	236,937

	South Korea - 1.5%
5,750	Korean Air Lines Co. Ltd.	238,687

	Spain - 1.5%
86,232	International Consolidated Airlines Group SA	233,143

	United Kingdom - 1.5%
20,877	easyJet PLC	239,396

	United States - 70.4%
11,589	Alaska Air Group, Inc.(a)	495,430
6,829	Allegiant Travel Co.	505,482
239,428	Delta Air Lines, Inc.(a)	2,394,280
80,830	Hawaiian Holdings, Inc.(a)	504,379
96,805	JetBlue Airways Corp.(a)	497,578
92,074	Republic Airways Holdings, Inc.(a)	534,950
43,387	SkyWest, Inc.	502,855
253,088	Southwest Airlines Co.	2,411,929
30,015	Spirit Airlines, Inc.(a)	503,652
116,742	United Continental Holdings, Inc.(a)	2,360,523
38,509	US Airways Group, Inc.(a)	496,381
		11,207,439

	Total Common Stocks - 98.3%
	(Cost $15,663,862)	15,660,619

	Preferred Stock - 1.6%
	Brazil - 1.6%
51,336	GOL Linhas Aereas Inteligentes SA, ADR(a) (b)	246,926
	(Cost $242,892)

	Total Long-Term Investments - 99.9%
	(Cost $15,906,754)	15,907,545

	Investments of Collateral for Securities Loaned - 10.8%
1,716,516	BNY Mellon Securities Lending Overnight Fund, 0.2159%(c) (d)	1,716,516
	(Cost $1,716,516)

	Total Investments - 110.7%
	(Cost $17,623,270)	17,624,061
	Liabilities in excess of Other Assets - (10.7%)	(1,699,779)
	Net Assets - 100.0%	$ 15,924,282

ADR - American Depositary Receipt
AG - Stock Corporation
PLC - Public Limited Company
SA - Corporation

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at November 30, 2012.
(c)	At November 30, 2012, the total market value of the Fund's securities on loan was $1,658,577 and the total market value of the collateral held by the Fund was $1,716,516.
(d)	Interest rate shown reflects yield as of November 30, 2012.

See previously submitted notes to financial statements for the period ended August 31, 2012.

Summary of Investments by Sector Classification*
Consumer, Cyclical	100.0%

* Subject to change daily. Based on long-term investments. Securities are classified by sectors that represent broad groupings of related industries.

At November 30, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$17,759,421	$1,358,533	$(1,493,893)	$(135,360)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at November 30, 2012.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of November 30, 2012:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$15,661	$-	$-	$15,661
Preferred Stock	247	-	-	247
Investments of Collateral for Securities Loaned	1,716	-	-	1,716
Total	$17,624	$-	$-	$17,624

During the three months ended November 30, 2012, there were no transfers between levels.

YAO Guggenheim China All-Cap ETF
Portfolio of Investments
November 30, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 100.1%
	Common Stocks - 100.0%
	Basic Materials - 3.5%
330,000	Aluminum Corp. of China Ltd.(a) (b)	$140,515
92,000	Angang Steel Co. Ltd.(b)	57,930
148,000	China BlueChemical Ltd.	92,428
156,000	China Forestry Holdings Co. Ltd.(b) (c) (d)	–
314,000	China Lumena New Materials Corp.	63,205
110,000	China Molybdenum Co. Ltd.	45,419
106,000	Citic Pacific Ltd.	133,901
91,000	Dongyue Group	50,725
138,000	Hunan Nonferrous Metal Corp. Ltd.(a) (b)	44,516
115,000	Jiangxi Copper Co. Ltd.	295,288
49,000	Kingboard Chemical Holdings Ltd.	145,418
133,000	Lee & Man Paper Manufacturing Ltd.	79,971
148,000	Maanshan Iron & Steel(a) (b)	40,676
124,000	MMG Ltd.(b)	48,320
142,000	Nine Dragons Paper Holdings Ltd.	104,072
59,500	Real Gold Mining Ltd.(b) (c) (d)	–
152,000	Sinofert Holdings Ltd.	32,361
198,000	Sinopec Shanghai Petrochemical Co. Ltd.	57,739
112,000	Yingde Gases	111,132
73,000	Zhaojin Mining Industry Co. Ltd.	123,769
502,000	Zijin Mining Group Co. Ltd.	202,094
		1,869,479

	Communications - 18.5%
4,233	AsiaInfo-Linkage, Inc.(a) (b)	48,595
18,928	Baidu, Inc., ADR(b)	1,822,956
200,000	China Communications Services Corp. Ltd.	112,515
247,500	China Mobile Ltd.	2,829,466
1,158,000	China Telecom Corp. Ltd.	630,546
356,000	China Unicom Hong Kong Ltd.	554,897
69,545	Comba Telecom Systems Holdings Ltd.(a)	25,036
11,982	Ctrip.com International Ltd., ADR(a) (b)	228,856
7,571	Focus Media Holding Ltd., ADR(a)	183,900
6,091	NetEase.com, Inc., ADR	267,151
5,547	Sina Corp.(b)	252,499
2,468	Sohu.com, Inc.(b)	98,300
86,600	Tencent Holdings Ltd.	2,829,287
53,440	ZTE Corp.(a)	80,677
		9,964,681

	Consumer, Cyclical - 5.9%
172,000	Air China Ltd.	115,184
65,000	Anta Sports Products Ltd.	47,471
240,000	Bosideng International Holdings Ltd.	73,083
232,000	Brilliance China Automotive Holdings Ltd.(b)	282,290
42,000	Byd Co. Ltd.(a) (b)	107,736
241,000	China Dongxiang Group Co.	26,432
134,000	China Eastern Airlines Corp. Ltd.(a) (b)	45,646
45,000	China Lilang Ltd.	24,445
98,000	China Resources Enterprise Ltd.	349,636
146,000	China Southern Airlines Co. Ltd.(a)	65,182
71,000	China ZhengTong Auto Services Holdings Ltd.(a) (b)	46,264
65,000	Digital China Holdings Ltd.	108,696
238,000	Dongfeng Motor Group Co. Ltd.	334,733
50,000	Golden Eagle Retail Group Ltd.	118,193
86,500	Great Wall Motor Co. Ltd.	282,937
186,000	Guangzhou Automobile Group Co. Ltd.	151,439
69,000	Haier Electronics Group Co. Ltd.(b)	94,730
188,000	Hengdeli Holdings Ltd.(a)	66,952
706	Home Inns & Hotels Management, Inc., ADR(a) (b)	18,977
94,000	Intime Department Store Group Co. Ltd.(a)	107,463
55,500	Li Ning Co. Ltd.(b)	29,361
52,000	Minth Group Ltd.	56,227
99,500	Parkson Retail Group Ltd.	71,768
222,000	PCD Stores Group Ltd.	24,921
29,000	Ports Design Ltd.	20,842
53,200	Shanghai Pharmaceuticals Holding Co. Ltd.	99,672
32,999	Shenzhou International Group Holdings Ltd.	63,528
95,995	Springland International Holdings Ltd.	47,192
39,400	Weichai Power Co. Ltd.	148,194
46,000	Wumart Stores, Inc.	95,798
46,000	Zhongsheng Group Holdings Ltd.	56,684
		3,181,676

	Consumer, Non-cyclical - 7.1%
65,000	Asian Citrus Holdings Ltd.	30,529
300,000	Chaoda Modern Agriculture Holdings Ltd.(b) (c) (d)	10,490
185,000	China Agri-Industries Holdings Ltd.	104,793
62,000	China Foods Ltd.	62,640
89,494	China Medical System Holdings Ltd.	60,971
118,000	China Mengniu Dairy Co. Ltd.	330,398
246,991	China Modern Dairy Holdings Ltd.(b)	61,827
32,000	China Shineway Pharmaceutical Group Ltd.	48,144
115,000	China Yurun Food Group Ltd.(a) (b)	70,780
486,000	CP Pokphand Co. Ltd.	58,947
102,000	Jiangsu Expressway Co. Ltd.	91,207
32,200	Lianhua Supermarket Holdings Co. Ltd.	25,137
7,178	Mindray Medical International Ltd., ADR(a)	242,832
10,883	New Oriental Education & Technology Group, ADR	219,401
156,000	Shandong Weigao Group Medical Polymer Co. Ltd.	161,233
100,000	Shenguan Holdings Group Ltd.	50,838
710,000	Shenzhen International Holdings Ltd.	59,548
162,994	Sihuan Pharmaceutical Holdings Group Ltd.(a)	67,090
248,000	Sino Biopharmaceutical	119,359
69,200	Sinopharm Group Co. Ltd.	214,742
158,000	Tingyi Cayman Islands Holding Corp.	461,765
24,000	Tsingtao Brewery Co. Ltd.	135,018
81,000	Uni-President China Holdings Ltd.	106,188
567,000	Want Want China Holdings Ltd.	828,180
6,036	WuXi PharmaTech Cayman, Inc., ADR(b)	98,930
120,000	Zhejiang Expressway Co. Ltd.	91,509
		3,812,496

	Diversified - 0.6%
96,000	China Merchants Holdings International Co. Ltd.	291,095

	Energy - 17.4%
343,000	China Coal Energy Co. Ltd.	346,096
226,000	China Longyuan Power Group Corp.	149,305
128,000	China Oilfield Services Ltd.	255,668
1,406,000	China Petroleum & Chemical Corp.	1,491,257
285,000	China Shenhua Energy Co. Ltd.	1,167,573
1,266,000	CNOOC Ltd.	2,708,406
274,000	Kunlun Energy Co. Ltd.	557,896
1,768,000	PetroChina Co. Ltd.	2,367,964
344,000	United Energy Group Ltd.(b)	61,254
165,994	Winsway Coking Coal Holding Ltd.	25,702
164,000	Yanzhou Coal Mining Co. Ltd.	250,971
		9,382,092

	Financial - 36.8%
106,000	Agile Property Holdings Ltd.	142,791
1,996,000	Agricultural Bank of China Ltd.	875,659
5,744,000	Bank of China Ltd.	2,423,582
674,000	Bank of Communications Co. Ltd.	493,974
660,000	China Citic Bank Corp. Ltd.	340,643
3,775,000	China Construction Bank Corp.	2,893,336
72,000	China Everbright Ltd.	103,865
624,000	China Life Insurance Co. Ltd.	1,839,782
326,500	China Merchants Bank Co. Ltd.	625,191
447,000	China Minsheng Banking Corp. Ltd.	438,345
320,000	China Overseas Land & Investment Ltd.	947,607
162,800	China Pacific Insurance Group Co. Ltd.	533,561
156,000	China Resources Land Ltd.	416,668
72,800	China Taiping Insurance Holdings Co. Ltd.(b)	120,988
212,994	Chongqing Rural Commercial Bank	97,839
132,000	COSCO Pacific Ltd.	186,332
565,880	Country Garden Holdings Co. Ltd.(b)	270,160
400,000	Evergrande Real Estate Group Ltd.	199,741
105,000	Far East Horizon Ltd.	73,567
290,000	Franshion Properties China Ltd.	100,657
225,000	Glorious Property Holdings Ltd.(b)	38,032
86,400	Guangzhou R&F Properties Co. Ltd.(a)	147,381
5,256,000	Industrial & Commercial Bank of China Ltd.	3,546,929
107,500	KWG Property Holding Ltd.	77,538
110,000	Longfor Properties Co. Ltd.	210,915
318,000	PICC Property & Casualty Co. Ltd.	409,089
160,000	Ping An Insurance Group Co. of China Ltd.	1,210,831
164,000	Poly Property Group Co. Ltd.(a) (b)	113,424
910,000	Renhe Commercial Holdings Co. Ltd.(a) (b)	48,729
40,000	Shanghai Industrial Holdings Ltd.	130,838
104,000	Shimao Property Holdings Ltd.	211,219
306,500	Sino-Ocean Land Holdings Ltd.	231,752
156,000	SOHO China Ltd.(a)	117,754
47,000	Yanlord Land Group Ltd. (Singapore)(b)	55,455
426,000	Yuexiu Property Co. Ltd.	136,869
		19,811,043

	Industrial - 6.8%
57,981	AAC Technologies Holdings, Inc.	217,708
108,500	Anhui Conch Cement Co. Ltd.(a)	361,198
196,000	AviChina Industry & Technology Co. Ltd.	84,722
99,000	BBMG Corp.	83,798
120,000	Beijing Capital International Airport Co. Ltd.	85,935
370,000	China Communications Construction Co. Ltd.	337,056
217,500	China COSCO Holdings Co. Ltd.(b)	99,628
182,000	China Everbright International Ltd.	86,655
90,000	China High Speed Transmission Equipment Group Co. Ltd.(b)	29,961
47,400	China Metal Recycling Holdings Ltd.	49,968
240,000	China National Building Material Co. Ltd.	313,392
99,000	China National Materials Co. Ltd.	30,786
143,500	China Railway Construction Corp. Ltd.	159,978
319,000	China Railway Group Ltd.	185,636
273,000	China Rongsheng Heavy Industries Group Holdings Ltd.(a)	44,737
165,000	China Shanshui Cement Group Ltd.	112,625
317,000	China Shipping Container Lines Co. Ltd.(b)	83,851
112,000	China Shipping Development Co. Ltd.	55,349
124,000	China State Construction International Holdings Ltd.	156,639
118,800	China Zhongwang Holdings Ltd.(a) (b)	42,308
153,000	CSR Corp. Ltd.	129,309
28,800	Dongfang Electric Corp. Ltd.	49,053
124,000	Guangshen Railway Co. Ltd.	41,120
47,000	Haitian International Holdings Ltd.	56,945
58,000	Harbin Electric Co. Ltd.	47,971
78,500	Kingboard Laminates Holdings Ltd.	34,439
232,000	Lonking Holdings Ltd.(a)	52,986
228,000	Metallurgical Corp. of China Ltd.(a) (b)	40,598
168,000	NVC Lighting Holdings Ltd.	44,005
73,000	Sany Heavy Equipment International Holdings Co. Ltd.	35,699
236,000	Shanghai Electric Group Co. Ltd.	92,877
116,000	Tianjin Port Development Holdings Ltd.	14,668
173,000	Yangzijiang Shipbuilding Holdings Ltd.	132,537
37,999	Zhuzhou CSR Times Electric Co. Ltd.	115,222
119,200	Zoomlion Heavy Industry Science and Technology Co. Ltd.(a)	153,344
		3,662,703

	Technology - 1.1%
502,000	Lenovo Group Ltd.	472,849
1,970,000	Semiconductor Manufacturing International Corp.(b)	95,322
80,000	Travelsky Technology Ltd.	40,567
		608,738

	Utilities - 2.3%
38,500	Beijing Enterprises Holdings Ltd.	248,137
211,993	China Datang Corp. Renewable Power Co. Ltd.	24,071
54,000	China Resources Gas Group Ltd.	116,500
142,000	China Resources Power Holdings Co. Ltd.	318,444
276,000	Datang International Power Generation Co. Ltd.	96,867
208,000	Guangdong Investment Ltd.	169,083
261,996	Huaneng Power International, Inc.	222,104
247,991	Huaneng Renewables Corp. Ltd.(b)	38,078
		1,233,284

	Total Common Stocks - 100.0%
	(Cost $58,659,178)	53,817,287

	Right - 0.1%
	Consumer, Non-cyclical - 0.0%*
55,500	China Agri-Industries Holdings Ltd.(b)(c)	7,161
	(Cost $0)

	Total Long-Term Investments - 100.0%
	(Cost $58,659,178)	53,824,448

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 5.1%
2,745,116	BNY Mellon Securities Lending Overnight Fund, 0.2159%(e) (f)	2,745,116
	(Cost $2,745,116)

	Total Investments - 105.1%
	(Cost $61,404,294)	56,569,564
	Liabilities in excess of Other Assets - (5.1%)	(2,732,045)
	Net Assets - 100.0%	$ 53,837,519

ADR - American Depositary Receipt

(a)	Security, or portion thereof, was on loan at November 30, 2012.
(b)	Non-income producing security.
(c)
Security is valued based on observable and/or unobservable inputs in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $17,651 which represents less than 0.1% of net assets.

(d)	Illiquid security.
(e)
At November 30, 2012, the total market value of the Fund's securities on loan was $2,586,133 and the total market value of the collateral held by the Fund was $2,753,302, consisting of cash collateral of $2,745,116 and U.S. Government and Agency securities valued at $8,186.

(f)	Interest rate shown reflects yield as of November 30, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
Sector*	% of Long-Term Investments
China	99.9%
Singapore	0.1%

*Subject to change daily.

See previously submitted notes to financial statements for the period ended August 31, 2012.

At November 30, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$61,480,778	$5,464,883	$(10,376,097)	$(4,911,214)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The fair value estimates for Level 3 securities were determined in accordance with the Trust's valuation procedures.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of November 30, 2012:

Description	Level 1	Level 2	Level 3		Total
(value in $000s)
Assets:
Common Stocks:
Basic Materials	$1,870	$-	$-	*	$1,870
Communications	9,965	-	-		9,965
Consumer, Cyclical	3,182	-	-		3,182
Consumer, Non-cyclical	3,802	10	-		3,812
Diversified	291	-	-		291
Energy	9,382	-	-		9,382
Financial	19,811	-	-		19,811
Industrial	3,663	-	-		3,663
Technology	609	-	-		609
Utilities	1,233	-	-		1,233
Right	-	7	-		7
Investments of Collateral for Securities Loaned	2,745	-	-		2,745
Total	$56,553	$17	$-	*	$56,570
* Market value is less than minimum figure disclosed.

During the three months ended November 30, 2012, there were no transfers between levels.

The valuation process involved for Level 3 measurements for the Fund is completed on daily basis and is designed to subject the Level 3 valuations to an appropriate level of oversight and review. For Level 3 securities, the Fund utilizes a Pricing Committee which is comprised of employees responsible for implementing the valuation procedures established by the Fund. Investment professionals prepare preliminary valuations based on their evaluation of financial data, company specific developments, market valuations of comparable companies and other factors. These preliminary valuations are reviewed by the Pricing Committee with subsequent deliberations until an appropriate price is determined for the Level 3 security.

Trading in the shares of China Forestry Holdings Co., Ltd. (the "Company") was halted on the Hong Kong stock exchange on January 26, 2011, pending the publication of an announcement in relation to price sensitive information of the Company. The Company continues to be halted.  Following the release of negative news stories, the Pricing Committee met and, after reviewing the most recent available annual financial results of the Company, decided to price the Company at $0.00 per share.  If trading of the Company resumes on a primary exchange, the value of the Company could significantly increase.

Trading in the shares of Real Gold Mining, Ltd. ("Real Gold") was halted on the Hong Kong stock exchange on May 27, 2011, pending the release of an announcement in relation to the clarification of news which was price sensitive in nature. The security continues to be halted and following the release of several negative announcements concerning Real Gold, the Pricing Committee decided to price Real Gold at $0.00 per share.  If trading of Real Gold resumes on a primary exchange, the value of Real Gold could significantly increase.

The following table presents the activity of the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended November 30, 2012.

Level 3 Holdings	Securities
Beginning Balance at 8/31/12	$-	*
Net Realized Gain/Loss	-
Change in Unrealized Gain/Loss	-
Purchases	-
Sales	-
Transfers In	-
Transfers Out	-
Ending Balance at 11/30/12	$-	*
* Market value is less than minimum figure disclosed.

CQQQ Guggenheim China Technology ETF
Portfolio of Investments
November 30, 2012 (unaudited)

Number
of Shares	Description	Value
	Common Stocks - 99.8%
	Basic Materials - 5.6%
323,500	Kingboard Chemical Holdings Ltd.	$960,058

	Communications - 48.2%
43,178	AsiaInfo-Linkage, Inc.(a) (b)	495,683
14,181	Baidu, Inc., ADR(b)	1,365,772
523,500	BYD Electronic International Co. Ltd.	123,613
1,100,000	China Wireless Technologies Ltd.	329,288
724,500	Comba Telecom Systems Holdings Ltd.(a)	260,818
871,894	ePro Ltd.(b)	68,626
85,512	Giant Interactive Group, Inc., ADR	453,214
19,910	NetEase.com, Inc., ADR(b)	873,253
117,717	Renren, Inc., ADR(a) (b)	403,769
19,696	Sina Corp.(b)	896,562
14,554	Sohu.com, Inc.(b)	579,686
506,000	TCL Communication Technology Holdings Ltd.	148,861
53,400	Tencent Holdings Ltd.	1,744,618
361,200	ZTE Corp.(a)	545,292
		8,289,055

	Consumer, Cyclical - 4.1%
425,999	Digital China Holdings Ltd.	712,376

	Energy - 3.3%
3,027,999	GCL-Poly Energy Holdings Ltd.(a)	504,012
61,186	LDK Solar Co. Ltd., ADR(a) (b)	71,588
		575,600

	Industrial - 13.5%
219,994	AAC Technologies Holdings, Inc.	826,037
1,676,000	China Aerospace International Holdings Ltd.	138,404
578,000	China High Precision Automation Group Ltd.(c) (d)	92,479
1,545,000	Hi Sun Technology China Ltd.(b)	133,567
804,500	Kingboard Laminates Holdings Ltd.	352,940
110,366	Suntech Power Holdings Co. Ltd., ADR(a) (b)	100,201
767,973	Tech Pro Technology Development Ltd.(b)	283,405
1,196,000	Truly International Holdings	212,964
392,000	Wasion Group Holdings Ltd.	185,124
		2,325,121

	Technology - 25.1%
5,100,000	Apollo Solar Energy Technology Holdings Ltd.(b)	177,676
1,039,969	Chinasoft International Ltd.(b)	267,036
1,522,000	Kingdee International Software Group Co. Ltd.(a) (b)	318,145
638,000	Kingsoft Corp. Ltd.	395,146
1,675,999	Lenovo Group Ltd.	1,578,673
20,145,000	Semiconductor Manufacturing International Corp.(a) (b)	974,752
768,000	TPV Technology Ltd.	196,210
805,000	Travelsky Technology Ltd.	408,210
		4,315,848

	Total Common Stocks - 99.8%
	(Cost $22,493,962)	17,178,058

	Investments of Collateral for Securities Loaned - 11.2%
1,934,252	BNY Mellon Securities Lending Overnight Fund, 0.2159%(e) (f)	1,934,252
	(Cost $1,934,252)

	Total Investments - 111.0%
	(Cost $24,428,214)	19,112,310
	Liabilities in excess of Other Assets - (11.0%)	(1,902,974)
	Net Assets - 100.0%	$ 17,209,336

ADR - American Depositary Receipt

(a)	Security, or portion thereof, was on loan at November 30, 2012.
(b)	Non-income producing security.
(c)
Security is valued based on observable inputs in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $92,479 which represents 0.5% of net assets.

(d)	Illiquid security.
(e)	At November 30, 2012, the total market value of the Fund's securities on loan was $1,739,444 and the total market value of the collateral held by the Fund was $1,934,252.
(f)	Interest rate shown reflects yield as of November 30, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
Sector*	% of Long-Term Investments
China	100.0%

*Subject to change daily. Based on long-term investments.

See previously submitted notes to financial statements for the period ended August 31, 2012.

At November 30, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$24,600,430	$1,333,839	$(6,821,959)	$(5,488,120)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (the “Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at November 30, 2012.

The following table represents the Funds’ investments carried by caption and by level within the fair value hierarchy as of November 30, 2012:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stock:
Basic Materials	$960	$-	$-	$960
Communications	8,289	-	-	8,289
Consumer, Cyclical	712	-	-	712
Energy	576	-	-	576
Industrial	2,233	92	-	2,325
Technology	4,316	-	-	4,316
Investments of Collateral for Securities Loaned	1,934	-	-	1,934
Total	$19,020	$92	$-	$19,112

During the three months ended November 30, 2012, there were no transfers between levels.

TAN Guggenheim Solar ETF
Portfolio of Investments
November 30, 2012 (unaudited)

Number
of Shares	Description	Value
	Common Stocks - 99.7%
	British Virgin Islands - 3.9%
1,281,362	ReneSola Ltd., ADR(a) (b)	$1,665,770

	Canada - 4.5%
723,206	Canadian Solar, Inc.(a) (b)	1,902,032

	Cayman Islands - 39.7%
20,281,018	GCL-Poly Energy Holdings Ltd.(a)	3,375,786
1,607,284	Hanwha SolarOne Co. Ltd., ADR(b)	1,416,499
2,445,581	JA Solar Holdings Co. Ltd., ADR(b)	1,821,958
448,893	JinkoSolar Holding Co. Ltd., ADR(a) (b)	1,907,795
1,528,332	LDK Solar Co. Ltd., ADR(a) (b)	1,788,148
2,392,750	Suntech Power Holdings Co. Ltd., ADR(b)	2,172,378
574,139	Trina Solar Ltd., ADR(a) (b)	1,647,779
11,795,000	Trony Solar Holdings Co. Ltd.(a) (b) (c) (d)	535,718
1,237,207	Yingli Green Energy Holding Co. Ltd., ADR(a) (b)	2,226,973
		16,893,034

	Germany - 13.9%
3,198,765	Conergy AG(b)	1,223,132
66,458	Manz AG(a) (b)	1,501,381
76,217	SMA Solar Technology AG(a)	1,641,061
1,189,456	Solarworld AG(a)	1,534,630
		5,900,204

	Norway - 2.8%
8,498,146	Renewable Energy Corp. ASA(a) (b)	1,207,172

	Switzerland - 3.1%
202,412	Meyer Burger Technology AG(b)	1,319,698

	United States - 31.8%
149,453	First Solar, Inc.(a) (b)	4,033,737
472,078	GT Advanced Technologies, Inc.(b)	1,590,903
841,021	MEMC Electronic Materials, Inc.(b)	2,464,192
489,024	Power-One, Inc.(b)	2,029,450
552,092	STR Holdings, Inc.(a) (b)	1,308,458
452,632	SunPower Corp.(b)	2,082,107
		13,508,847

	Total Common Stocks - 99.7%
	(Cost $113,260,217)	42,396,757

	Investments of Collateral for Securities Loaned - 34.9%
14,840,859	BNY Mellon Securities Lending Overnight Fund, 0.2159%(e) (f)	14,840,859
	(Cost $14,840,859)

	Total Investments - 134.6%
	(Cost $128,101,076)	57,237,616
	Liabilities in excess of Other Assets - (34.6%)	(14,703,643)
	Net Assets - 100.0%	$ 42,533,973

ADR - American Depositary Receipt
AG - Stock Corporation
ASA - Stock Company

(a) Security, or portion thereof, was on loan at November 30, 2012.
(b) Non-income producing security.
(c)
Security is valued based on observable and/or unobservable inputs in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $535,718 which represents 1.3% of net assets.

(d) Illiquid security.
(e) At November 30, 2012, the total market value of the Fund's securities on loan was $13,708,946 and the total market value of the collateral held by the Fund was $14,840,859.
(f) Interest rate shown reflects yield as of November 30, 2012.

Summary of Investments by Sector Classification
Sector*	% of Long-Term Investments
Industrial	42.4%
Technology	28.8%
Energy	28.8%

* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended August 31, 2012.

At November 30, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$135,944,728	$-	$(78,707,112)	$(78,707,112)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (the “Board of Trustees”). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The fair value estimates for the Level 3 securities are determined in accordance with the Trust's valuation procedure.

The valuation process involved for Level 3 measurements for the Fund is completed on a daily basis and is designed to subject the Level 3 valuations to an appropriate level of oversight and review. For Level 3 securities, the Fund utilizes a Pricing Committee which is comprised of employees of the Investment Adviser or its affiliates responsible for implementing the valuation procedures established by the Fund. Investment professionals prepare preliminary valuations based on their evaluation of financial data, company specific developments, market valuations of comparable companies and other factors. These preliminary valuations are reviewed by the Pricing Committee with subsequent deliberations until an appropriate price is determined for the Level 3 security.

The following table represents the Funds’ investments carried by caption and by level within the fair value hierarchy as of November 30, 2012:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks:
Energy	$12,207	$-	$-	$12,207
Industrial	17,440	-	536	17,976
Technology	12,214	-	-	12,214
Investments of Collateral for Securities Loaned	14,841	-	-	14,841
Total	$56,702	$-	$536	$57,238

During the three months ended November 30, 2012, there were no transfers between levels.

Trading for Trony Solar Holdings Co. Ltd. has been halted on the primary exchange on which it trades. Following the release of several negative announcements by Trony Solar Holdings Co. Ltd., the Pricing Committee met and priced Trony Solar Holdings Co. Ltd. at $0.045419 per share which is at a discount of the last trade price. If trading resumes on the primary exchange on which Trony Solar Holdings Co. Ltd. trades, the value of Trony Solar Holdings Co. Ltd. could significantly increase or decrease.

Level 3 Holdings (values in $000s)	Securities
Beginning Balance at 8/31/12	$715
Net Realized Gain/Loss	-
Change in Unrealized Gain/Loss	(179)
Purchases	-
Sales	-
Transfers In	-
Transfers Out	-
Ending Balance at 11/30/12	$536

CGW Guggenheim S&P Global Water Index ETF
Portfolio of Investments
November 30, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 99.8%
	Austria - 3.2%
102,279	Andritz AG	$6,518,178

	Bermuda - 0.7%
5,744,000	Beijing Enterprises Water Group Ltd.	1,348,905

	Brazil - 4.0%
100,518	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	8,179,150

	Finland - 1.0%
140,889	Kemira OYJ(a)	2,039,464

	France - 6.9%
517,825	Suez Environnement Co.	5,643,789
777,443	Veolia Environnement SA	8,453,149
		14,096,938

	Hong Kong - 2.9%
3,919,000	China Everbright International Ltd.(a)	1,865,938
4,480,000	Guangdong Investment Ltd.	3,641,783
8,040,000	Interchina Holdings Co.(b)	446,087
		5,953,808

	Israel - 3.5%
584,503	Israel Chemicals Ltd.	7,208,323

	Italy - 1.6%
775,966	Hera SpA(a)	1,219,139
330,515	Impregilo SpA	1,363,541
95,813	Interpump Group SpA	678,525
		3,261,205

	Japan - 3.5%
73,500	Daiseki Co. Ltd.(a)	980,357
752,000	Ebara Corp.	2,890,554
152,100	Kurita Water Industries Ltd.	3,310,531
		7,181,442

	Netherlands - 2.4%
131,044	Aalberts Industries NV	2,478,137
105,708	Arcadis NV	2,454,086
		4,932,223

	Singapore - 0.5%
1,000,000	Hyflux Ltd.(a)	1,056,987

	Spain - 0.5%
90,892	Fomento de Construcciones y Contratas SA(a)	1,080,004

	Sweden - 4.1%
427,845	ALFA Laval AB	8,404,362

	Switzerland - 14.7%
53,377	Geberit AG	11,281,537
286,261	Pentair Ltd.	13,880,796
32,456	Sulzer AG	5,027,457
		30,189,790

	United Kingdom - 19.2%
518,134	Halma PLC	3,625,469
646,963	Pennon Group PLC	6,418,130
118,804	Rotork PLC	4,721,947
427,421	Severn Trent PLC	11,062,843
1,225,148	United Utilities Group PLC	13,381,130
		39,209,519

	United States - 31.1%
71,003	Aegion Corp.(b)	1,464,082
34,135	American States Water Co.	1,553,142
319,583	American Water Works Co., Inc.	12,198,483
251,575	Aqua America, Inc.	6,425,225
19,578	Badger Meter, Inc.	882,185
78,782	Calgon Carbon Corp.(b)	1,066,708
75,428	California Water Service Group	1,357,704
45,653	Compass Minerals International, Inc.	3,487,889
180,275	Danaher Corp.	9,729,442
26,626	Franklin Electric Co., Inc.	1,585,845
20,784	Gorman-Rupp Co.	578,419
16,534	Hawkins, Inc.	661,360
186,240	Heckmann Corp.(a) (b)	728,198
114,399	IDEX Corp.	5,142,235
55,054	Itron, Inc.(b)	2,411,365
36,554	Layne Christensen Co.(b)	840,376
17,381	Lindsay Corp.	1,374,663
212,351	Mueller Water Products, Inc., Class A	1,184,919
114,108	Tetra Tech, Inc.(b)	2,939,422
37,631	Watts Water Technologies, Inc., Class A	1,538,732
250,062	Xylem, Inc.	6,524,118
		63,674,512

	Total Common Stocks - 99.8%
	(Cost $191,513,162)	204,334,810

	Exchange Traded Fund - 0.1%
10,000	PowerShares Water Resources Portfolio	202,600
	(Cost $200,150)

	Total Long-Term Investments - 99.9%
	(Cost $191,713,312)	204,537,410

	Investments of Collateral for Securities Loaned - 2.0%
3,991,867	BNY Mellon Securities Lending Overnight Fund, 0.2159%(c) (d)	3,991,867
	(Cost $3,991,867)

	Total Investments - 101.9%
	(Cost $195,705,179)	208,529,277
	Liabilities in excess of Other Assets - (1.9%)	(3,890,243)
	Net Assets - 100.0%	$ 204,639,034

AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
NV - Publicly Traded Company
OYJ - Public Traded Company
PLC - Public Limited Company
SA - Corporation
SpA - Limited Share Company

(a)	Security, or portion thereof, was on loan at November 30, 2012.
(b)	Non-income producing security.
(c)	At November 30, 2012, the total market value of the Fund's securities on loan was $3,742,508 and the total market value of the collateral held by the Fund was $3,991,867.
(d)	Interest rate shown reflects yield as of November 30, 2012.

See previously submitted notes to financial statements for the period ended August 31, 2012.

Summary of Investments by Sector Classification*
Industrial	54.5%
Utilities	38.9%
Basic Materials	6.5%
Exchange-Traded Fund	0.1%

* Subject to change daily. Based on long-term investments.
Securities are classified by sectors that represent broad groupings of related industries.

At November 30, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$198,378,584	$30,398,668	$(20,247,975)	$10,150,693

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets.  The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities.  The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at November 30, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of November 30, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$204,335	$-	$-	$204,335
Exchange Traded Fund	202	-	-	202
Investments of Collateral for Securities Loaned	3,992	-	-	3,992
Total	$208,529	$-	$-	$208,529

During the three months ended November 30, 2012, there were no transfers between levels.

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:	/s/Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	January 29, 2013

By:	/s/John Sullivan
   John Sullivan
   Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	January 29, 2013